Accounting policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Accounting policies
Note 2 - Accounting policies
Revenue
The Company performs services that represent a single performance obligation under its drilling contracts. This performance obligation is satisfied over time. The Company earns revenues primarily by performing the following activities: (i) providing the drilling rig, work crews, related equipment and services necessary to operate the rig (ii) delivering the drilling rig by mobilizing to and demobilizing from the drill location, and (iii) performing certain pre-operating activities, including rig preparation activities or equipment modifications required for the contract.
The Company recognizes revenues earned under drilling contracts based on variable dayrates, which range from a full operating dayrate to lower rates or zero rates for periods when drilling operations are interrupted or restricted, based on the specific activities performed during the contract. Such dayrate consideration is attributed to the distinct time period to which it relates within the contract term, and therefore recognized as the Company performs the services. The Company recognizes reimbursement revenues and the corresponding costs as the Company provides the customer-requested goods and services, when such reimbursable costs are incurred while performing drilling operations.
Prior to performing drilling operations, the Company may receive pre-operating revenues, on either a fixed lump-sum or variable dayrate basis, for mobilization, contract preparation, customer-requested goods and services or capital upgrades, which the Company recognizes over time in line with the satisfaction of the performance obligation. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to dayrate revenue as services are rendered over the initial term of the related drilling contract.
We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the term of the contract. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received. For example, the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions.
The Company incurs costs to prepare a rig for contract and deliver or mobilize a rig to the drilling location. The Company defers pre-operating costs, such as contract preparation and mobilization costs, and recognizes such costs on a straight-line basis, consistent with the general level of activity, in operating and maintenance costs over the estimated firm period of drilling.
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.
Related party revenue
We provide corporate support services, secondment of personnel and management services to our equity method investments under management and service agreements. The services are based on costs incurred in the period with appropriate margins and have been recognized under related party revenues in our Statement of Operations, with associated costs included within Operating Expenses.
Related party bareboat revenue
We lease rigs on bareboat charters to our Equity Method Investment, Perforaciones Estratégicas e Integrales Mexicana, S.A. de C.V. (“Perfomex”) and Perforaciones Estrategicas e Integrales Mexicana II, SA de CV (“Perfomex II”). We expect lease revenue earned under the bareboat charters to be variable over the lease term, as a result of the contractual arrangement which assigns the bareboat a value over the lease term equivalent to residual cash after payments of operating expenses and other fees. We, as a lessor, do not recognize a lease asset or liability on our balance sheet at the time of the formation of the entities nor as a result of the lease. Revenue is recognized within Related party bareboat revenue in our Statement of Operations when management are able to reasonably predict the expected underlying bareboat rate over the contract term.
Rig operating and maintenance expenses
Rig operating and maintenance expenses are costs associated with operating a rig that is either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, inventory, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the jack-up rigs and are expensed as incurred. Stacking costs for rigs are expensed as incurred.
Equity method investments
We account for our ownership interests in certain Mexican companies, Opex, Akal, Perfomex and Perfomex II as equity method investments in accordance with ASC 323, Investments — Equity Method and Joint Ventures and record the investment in equity method investments in the Consolidated Balance Sheets. The equity method of accounting is applied when the investor has an ownership interest of less than 50% and/or does not control the entity, but nonetheless has significant influence over the operating or financial decisions of the investee. Under the equity method, investments are stated at initial cost, in addition, guarantees issued to the equity method investments and in-substance capital contributions and capital contributions are allocated to the investment. Our proportionate share of the investees net income (loss) is reflected as a single-line item in the Consolidated Statement of Operations and as increases or decreases, as applicable, in the carrying value of our investment in the Consolidated Balance Sheet. In addition, the proportionate share of net income (loss) is reflected as a non-cash activity in operating activities in the Consolidated Statement of Cash Flows. Contributions increase the carrying value of the investment and are reflected as an investing activity in the Consolidated Statement of Cash Flows.
Investments in equity method investments are assessed for other-than-temporary impairment whenever changes in the facts and circumstances indicate an other-than-temporary loss in carrying value has occurred.
Business combinations
The Company applies the acquisition method of accounting for business combinations in accordance with ASC 805. The acquisition method requires the total of the purchase price of acquired businesses and any non-controlling interest recognized to be allocated to the identifiable tangible and intangible assets and liabilities acquired at fair value, with any residual amount being recorded as goodwill as of the acquisition date. Costs associated with the acquisition are expensed as incurred. The Company allocates the purchase price of acquired businesses to the identifiable tangible and intangible assets and liabilities acquired, with any remaining amount being recorded as goodwill.
The estimated fair value of the jack-up rigs in a business combination is derived by using a market and income-based approach with market participant-based assumptions. When we acquire jack-up rigs there may exist unfavorable contracts which are recorded at fair value at the date of acquisition. An unfavorable contract is a contract where the dayrate is less than prevailing market rates at the time of acquisition. Such contracts are recorded as an onerous contract at the purchase date.
In a business combination, contract backlog is recognized when it meets the contractual-legal criterion for identification as an intangible asset when an entity has a practice of establishing contracts with its customers. We record an intangible asset equal to its fair value on the date of acquisition. Fair value is determined by using Multi-Period Excess Earnings Method. The Multi-Period Excess Earnings Method is a specific application of the discounted cash flow method. The principle behind the method is that the value of an intangible asset is equal to the present value of the incremental after-tax cash flows attributable only to the subject intangible asset after deducting contributory asset charges. The asset is then amortized over its estimated remaining contract term.
Onerous contracts
a.Newbuildings: When we acquire rigs there may exist unfavorable contracts which are recorded at fair value at the date of acquisition. An unfavorable contract is a contract where the fair value of the rig being constructed is less than the present value of the remaining contractual commitments for the rig. Such contracts are recorded as a liability at the purchase date.

b.Office leases: For the year ended December 31, 2019, onerous contracts were recognized for costs that will continue to be incurred under a contract for its remaining term without economic benefit to the Company. The net present value of such contracts is recorded as a liability at the cease-use date. Subsequent to adoption of ASU No 2016-02, Topic 842, Leases, onerous leases related to office leases are classified as lease liabilities in accordance with the new standard.
Foreign currencies
The Company and the majority of its subsidiaries use the U.S. dollar as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statement of operations is translated using the average exchange rate for the period and the assets and liabilities are translated using the period end exchange rate.
Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Gains and losses on foreign currency transactions are included in the Consolidated Statement of Operations.
Income taxes
Borr Drilling Limited is a Bermuda company that has a number of subsidiaries, affiliates and branches in various jurisdictions. Whilst the Company is resident in Bermuda, it is not subject to taxation under the laws of Bermuda, so currently, the Company is not required to pay taxes in Bermuda on ordinary income or capital gains. The Company and each of its subsidiaries and affiliates that are Bermuda companies have received written assurance from the Minister of Finance in Bermuda that in the event that Bermuda enacts legislation imposing taxes on ordinary income or capital gains, any such tax shall not be applicable to the Company or such subsidiaries and affiliates until March 31, 2035. Certain subsidiaries, affiliates and branches operate in other jurisdictions where withholding taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned.
The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. We recognize tax liabilities based on our assessment of whether our tax positions are more likely than not sustainable, based solely on the technical merits and considerations of the relevant taxing authority’s widely understood administrative practices and precedence. Changes in tax laws, regulations, agreements, treaties, foreign currency exchange restrictions or our levels of operations or profitability in each jurisdiction may impact our tax liability in any given year. While our annual tax provision is based on the information available to us at the time, a number of years may elapse before the ultimate tax liabilities in certain tax jurisdictions are determined. Current income tax expense reflects an estimate of our income tax liability for the current period, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules.
Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.
Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected in the Consolidated Balance Sheet. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as of the valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including assumptions regarding where our jack-up rigs are expected to be deployed, as well as other assumptions related to our future tax position. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the Consolidated Balance Sheet date. The impact of tax law changes is recognized in periods when the change is enacted.
Earnings/(loss) per share
Basic earnings per share (“EPS”) is calculated based on the loss for the period available to common shareholders divided by the weighted average number of shares outstanding for basic EPS for the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments which for the Company includes share options and warrants. The determination of dilutive earnings per share requires the Company to potentially make certain adjustments to net income and the weighted average shares outstanding used to compute basic earnings per share unless anti-dilutive.
Current and non-current classification
Assets and liabilities (excluding deferred taxes) are classified as current assets and liabilities respectively, if their maturity is within 1 year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.
Cash and cash equivalents
Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Restricted cash
Restricted cash consists of margin accounts which have been pledged as collateral in relation to forward contracts and bank deposits which have been pledged as collateral for guarantees issued by a bank or minimum deposits which must be maintained in accordance with contractual arrangements. Restricted cash amounts with maturities longer than one year are classified as non-current assets.
Trade receivables
Trade receivables are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Trade receivables are presented net of allowances for credit losses.
Allowance for losses on certain financial assets
The Company has established an allowance for expected credit losses on financial receivables, namely trade accounts receivable, in an amount equal to current expected losses. Our accounts receivable represent consideration earned for performing services in various countries for our customers, including integrated oil companies, government-owned or government-controlled oil companies and other independent oil companies, the majority of which currently have corporate family investment grade credit ratings. We established procedures to apply the requirements of the accounting standards update using the loss-rate method by reviewing our historical credit losses and evaluating future expectations, and we recorded the initial estimated allowance with a corresponding entry to retained earnings.
The expense associated with the allowance for expected credit losses and recoveries of previous provisions are recorded in rig operating and maintenance expenses as and when they occur in the Consolidated Statement of Operations.
Contract assets and contract liabilities

Contract asset balances consist primarily of unbilled revenue which has been recognized during the period but is contingent on management approval of work. Contract liabilities include payments received for mobilization as well as rig preparation and upgrade activities which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract.
Marketable securities
Marketable debt securities held by us which do not give us the ability to exercise significant influence are considered to be available-for-sale. These are re-measured at fair value each reporting period with resulting unrealized gains and losses recorded as a separate component of accumulated other comprehensive income in shareholders’ equity. Gains and losses are not realized until the securities are sold or subject to temporary impairment. Gains and losses on forward contracts to purchase marketable equity securities that do not meet the definition of a derivative are accounted for as available-for-sale securities. We analyze our available-for-sale securities for impairment at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the value of the securities. We record an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above the cost within a reasonable period after the measurement date, unless there are mitigating factors that indicate impairment may not be required. If an impairment charge is recorded, subsequent recoveries in value are not reflected in earnings until sale of the securities held as available for sale occurs.
Where there are indicators that fair value is below the carrying value of our investments, we will evaluate these for other-than-temporary impairment. Consideration will be given to (i) the length of time and the extent to which fair value of the investments is below carrying value, (ii) the financial condition and near-term prospects of the investee, and (iii) our intent and ability to hold the investment until any anticipated recovery. Where we determine that there is other-than-temporary impairment, we will recognize an impairment loss in the period.
Marketable equity securities with readily determinable fair value are re-measured at fair value each reporting period with unrealized gains and losses recognized under total financial income (expenses), net.
Jack-up rigs
The carrying amount of our jack-up rigs is subject to various estimates, assumptions, and judgments related to capitalized costs, useful lives and residual values and impairments. Jack-up rigs and related equipment are recorded at historical cost less accumulated depreciation. Jack-up rigs acquired as part of asset acquisitions are stated at fair market value as of the date of the acquisition. The cost of these assets, less estimated residual value, is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated economic useful life of our jack-up rigs when new, is 30 years.
We determine the carrying values of our jack-up rigs and related equipment based on policies that incorporate estimates, assumptions and judgments relative to the carrying values, remaining useful lives and residual values. These assumptions and judgments reflect both historical experience and expectations regarding future operations, utilization and performance. The use of different estimates, assumptions and judgments in establishing estimated useful lives and residual values could result in significantly different carrying values for our jack-up rig which could materially affect our balance sheet and results of operations.
The useful lives of our jack-up rigs and related equipment are difficult to estimate due to a variety of factors, including technological advances that impact the methods or cost of oil and gas exploration and development, changes in market or economic conditions and changes in laws or regulations affecting the drilling industry. We re-evaluate the remaining useful lives of our jack-up rigs as of and when events occur that may directly impact our assessment of their remaining useful lives. This includes changes to the operating condition or functional capability of our rigs as well as market and economic factors.
The carrying values of our jack-up rigs and related equipment are reviewed for impairment when certain triggering events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. We assess recoverability of the carrying value of an asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value. In general, impairment analyses are based on expected costs, utilization and dayrates for the estimated remaining useful lives of the asset or group of assets being assessed. An impairment loss is recorded in the period in which it is determined that the aggregate carrying amount is not recoverable. Asset impairment evaluations are, by nature, highly subjective. They involve expectations about future cash flows generated by our assets, and reflect management’s assumptions and judgments regarding future industry conditions and their effect on future utilization levels, dayrates and costs. The use of different estimates and assumptions could result in significantly different carrying values of our assets and could materially affect our balance sheets and results of operations.
In 2020, management identified certain indicators, among others, that the carrying value of our jack-up rigs and related equipment may not be recoverable and our market capitalization was lower than the book value of our equity. These market indicators include the reduction in new contract opportunities, decrease in market dayrates and contract terminations. We assessed recoverability of the carrying value of our jack-up rigs by first evaluating the estimated undiscounted future net cash flows based on projected dayrates and utilization of the rigs. The estimated undiscounted future net cash flows were found to be greater than the carrying value of our jack-up rigs with sufficient headroom for our core jack-up rigs. As a result, we did not need to assess the discounted cashflows of our rigs, and no impairment was recorded.
With regard to non-core jack-up rigs impaired throughout 2020, fair value of these assets were derived by applying a combination of an income approach, using projected undiscounted cash flows and estimated sale or scrap value. These valuations were based on unobservable inputs that require significant judgments for which there is limited information, including, in the case of an income approach, assumptions regarding future day rates, utilization, operating costs and capital requirements.
Newbuildings
Jack-up rigs under construction are capitalized, classified as newbuildings and presented as non-current assets. The capitalized costs are reclassified from newbuildings to jack-up rigs when the asset is available for its intended use.
Interest cost capitalized
Interest costs are capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of newbuilding rigs under construction. The interest costs capitalized are calculated using the weighted average cost of borrowings, from commencement of the asset development until substantially all the activities necessary to prepare the assets for its intended use are complete. We do not capitalize amounts beyond the actual interest expense incurred in the period.
Leases
ASU 842, was adopted on January 1, 2019. We have elected the package of practical expedients that permits us to not reassess (1) whether previously expired or existing contracts are or contain leases, (2) the lease classification for any expired or existing leases, and (3) any initial direct costs for any existing leases as of the effective date. In addition, we have elected the hindsight practical expedient in connection with our adoption of the new lease standard. As lessee, we have made the accounting policy election to not recognize a right-of-use asset and lease liability for leases with a term of 12 months or less. We recognize lease payments in the Consolidated Statement of Operations on a straight-line basis over the lease term. We have also elected the practical expedient to not separate lease and non-lease components.
Many of our leases contain variable non-lease components such as maintenance, taxes, insurance, and similar costs for the spaces we occupy. For new and amended leases beginning in 2019 and after, we have elected the practical expedient not to separate these non-lease components of leases for classes of all underlying assets and instead account for them as a single lease component for all leases. We straight-line the net fixed payments of operating leases over the lease term and expense the variable lease payments in the period in which we incur the obligation to pay such variable amounts. These variable lease payments are not included in our calculation of our right-of-use (“ROU”) assets or lease liabilities.
As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Certain of our lease agreements include options to extend or terminate the lease, which we do not include in our minimum lease terms unless management is reasonably certain to exercise.
Our third party drilling contracts contain a lease component related to the underlying drilling equipment, in addition to the service component provided by our crews and our expertise to operate such drilling equipment. We have concluded the non-lease service of operating our equipment and providing expertise in the drilling of the client’s well is predominant in our drilling contracts. We have applied the practical expedient to account for the lease and associated non-lease components as a single component. With the election of the practical expedient, we will continue to present a single performance obligation under the revenue guidance in Accounting Standards Codification (“ASC”) Topic 606, “Revenue from Contracts with Customers.”
Interest-bearing debt
Interest-bearing debt is recognized initially at fair value less directly attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings related to Delivery financing are stated at amortized cost.
Accounting for debt modifications
We account for debt modifications in accordance with ASC 470, Debt. A debt modification can be an amendment to the terms or cash flows of an existing debt instrument, exchanging existing debt for new debt with the same lender, repaying an existing debt obligation and contemporaneously issuing new debt to the same lender. Although this may be a legal extinguishment, the transaction may need to be accounted for as a debt modification.
Modification of debt is assessed as either a troubled debt restructuring ("TDR") or as modification or exchange of a term loan or debt security. A modification is a TDR if (1) the borrower is experiencing financial difficulty, and (2) the lender grants the borrower a concession. A lender is deemed to grant a concession when the effective borrowing rate on the restructured debt is less than the effective borrowing rate on the original debt.
An exchange of debt instruments between or a modification of a debt instrument by a debtor and a creditor in a non-troubled debt situation is deemed to have been accomplished if the exchanged debt instruments are substantially different if the present value of the cash flows under the terms of the new debt instrument are at least 10 percent different from the present value of the remaining cash flows under the terms of the original instrument. If the terms of a debt instrument are changed or modified and the cash flow effect on a present value basis is less than 10 percent the change is considered a modification to the debt. If a debt instrument is restructured more than once in a twelve-month period, the debt terms (e.g., interest rate, prepayment penalties) that existed just prior to the earliest restructuring in that twelve-month period should be used to apply the 10% test, provided the restructuring was (or restructurings were) accounted for as a modification.
The effective borrowing rate of the restructured debt is calculated by determining the discount rate that equates to the present value of the cash flows under the terms of the restructured debt to the current carrying value of the original debt.

Cost associated with debt modifications accounted for as amendments are charged to the income statement. For debt extinguishments the cost is charged to the balance sheet and any unamortized amount remaining upon the extinguishment is charge to the income statement.

Our debt modifications throughout 2020 have been assessed as non-troubled debt modifications.
Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method. Amortization of loan costs is included in other financial (expenses) income, net. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. The Company has recorded debt issuance costs (i.e. deferred charges) as a direct deduction from the carrying amount of the related debt.
Other intangible assets and liabilities
Other intangible assets and liabilities are recorded at fair value on the date of acquisition less accumulated amortization. The amounts of these assets and liabilities less the estimated residual value, if any, is generally amortized on a straight-line basis over the estimated remaining economic useful life or contractual period.
Derivatives
We had a Call Spread (as defined in note 19) derivative to mitigate the economic exposure from a potential exercise of conversion rights embedded in the convertible bonds. Call options bought and sold are cash settled European options exercisable only at maturity. The Call Spread derivative is fair value adjusted at each reporting period using a valuation technique that is consistent with generally accepted valuation methodologies for pricing financial instruments, and that incorporates all factors and assumptions that knowledgeable, willing market participants would consider in determining fair value. The fair value adjustments are recognized under other financial (expenses) income, net with a corresponding increase or decrease in other long-term assets over the duration of the bonds.
Forward contracts that meet the definition of derivative instruments are recognized at fair value. Changes in the fair value of these derivatives are recorded in other financial (expenses) income, net in our Consolidated Statement of Operations. Cash outflows and inflows resulting from economic derivative contracts are presented as cash flows from operations in the Consolidated Statement of Cash Flows.
Fair Value
The Company accounts for fair value in accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses a three-tier hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1.Quoted prices in active markets for identical assets or liabilities.
Level 2.Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3.Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The first two levels in the hierarchy are considered observable inputs and the last is considered unobservable. The Company’s cash and cash equivalents and restricted cash, which are held in operating bank accounts, are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. The carrying value of accounts receivable and payables approximates fair value due to the short time to expected receipt or payment of cash.

Our assessment for impairment includes various inputs, including forecast revenue, forecast operating profits, terminal growth rates, and weighted-average costs of capital. The projected cash flows used in calculating the fair value, using the income approach, considered historical and estimated future results and general economic and market conditions, as well as the impact of planned business and operational strategies. In 2020, the Company recorded impairments on three rigs, of which two were sold during 2020 and one the "Balder" was held for sale and measured at fair value on a nonrecurring basis at December 31, within Level 3 of the fair value hierarchy.
Debt and equity issuance costs
Issuance costs are allocated to the debt and equity components in proportion to the allocation of proceeds to those components. Allocated costs are accounted for as debt issuance costs (capitalized and amortized to interest expense using the interest method) and equity issuance costs (charged to shareholders’ equity) recorded as a reduction of additional paid-in capital, respectively.
Treasury shares
Treasury shares are recognized at cost as a component of shareholders’ equity.
Share-based compensation
We have an employee share ownership plan under which our employees, directors and officers may be allocated options to subscribe for new shares in the Company as a form of remuneration. The cost of equity settled transactions is measured by reference to the fair value at the date on which the share options are granted. The fair value of the share options issued under the Company’s employee share option plans are determined at the grant date taking into account the terms and conditions upon which the options are granted, and using a valuation technique that is consistent with generally accepted valuation methodologies for pricing financial instruments, and that incorporates all factors and assumptions that knowledgeable, willing market participants would consider in determining fair value. The fair value of the share options is recognized under general and administrative expense in the Consolidated Statement of Operations with a corresponding increase in equity over the period during which the employees become unconditionally entitled to the options. Compensation cost is initially recognized based upon options expected to vest, excluding forfeitures, with appropriate adjustments to reflect actual forfeitures.
Legal proceedings
We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A provision will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts can reasonably be estimated, based upon the facts known prior to the issuance of the financial statements.
Provisions
A provision is recognized in the Consolidated Balance Sheets when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.
Contingencies
We disclose contingencies where we have a present legal or constructive obligation as a result of a past event, and it is not probable that an outflow of economic benefits will be required to settle the obligation and/or a reliable estimate of the amount cannot be made. If, and only when the timing of related cash flows is fixed or reliably determinable, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.
Warrants (Equity-based payments to non-employees)
All non-employee stock-based transactions, in which goods or services are the consideration received in exchange for equity instruments are required to be accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.
Adoption of new accounting standards
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. The Company adopted this standard effective January 1, 2020 using the modified retrospective approach whereby a cumulative effect adjustment was made to retained earnings on January 1, 2020 without any retrospective application to prior periods. On adoption, the Company recognized a cumulative adjustment of $2.9 million to its retained earnings with corresponding decreases in the carrying value of trade receivables. See note 11 Expected credit losses.
In August 2018, the FASB issued ASU No. 2018-13 – Fair Value Measurement (Topic 820): Disclosure Framework –Changes to the Disclosure Requirements for Fair Value Measurement. This ASU modifies the disclosure requirements in Topic 820 by identifying a narrower set of disclosures about that topic to be required on the basis of, amongst other considerations, an evaluation of whether the expected benefits of entities providing the information justify the expected costs. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The guidance was effective on January 1, 2020. Our adoption of this standard did not have a material effect on our Consolidated Financial Statements.
In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808), to provide clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the ASU specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The accounting update is effective January 1, 2020 and the Company adopted this standard on this date. Our adoption of the accounting standard did not have a material effect on our Consolidated Financial Statements.
Issued not effective accounting standards
In August 2018, the FASB issued ASU No. 2018-14 – Compensation – Retirement Benefits – Defined Benefit Plans –General (Subtopic 715-20): Disclosure Framework – Changes to the Disclosure Requirements for Defined Benefit Plans. This amendment modifies disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The main objective of this ASU is to remove disclosures that are no longer considered cost beneficial, clarify specific requirements of disclosures and to add disclosure requirements that are identified as relevant. The amendments are effective for fiscal years ending after December 15, 2020, with early adoption permitted. The Company believes that the adoption of this standard will not have a material effect on the Consolidated Financial Statements and related disclosures.
In December 2019 FASB issued ASU No. 2019-12 Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes. The amendments removes certain exceptions previously available and provides some additional calculation rules to help simplify the accounting for income taxes. The amendments are effective for fiscal years ending after December 15, 2020, with early adoption permitted. This amendment will have no material impact on our Consolidated Financial Statements or related disclosures, including retained earnings.
In March 2020 and January 2021, the FASB issued ASU No. 2020-04 and ASU 2021-01 in relation to Reference Rate Reform (Topic 848) The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables 470, Debt, and 842,Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to contract modifications that occur after December 31, 2022. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.
As of April 13, 2021, the FASB have issued several further updates not included above. We do not currently expect any of these updates to affect our Consolidated Financial Statements and related disclosures either on transition or in future periods.